EXPLORATION AND EVALUATION EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
EXPLORATION AND EVALUATION EXPENSES
Share-based compensation	$ 9,628	$ 6,676
Exploration and evaluation expenses	7,427	8,362
Exploration and evaluation expenses
EXPLORATION AND EVALUATION EXPENSES
Wages and benefits	3,274	3,637
Share-based compensation	898	452
Engineering	162	1,856
Professional fees	554	190
Materials, consumables, and supplies	824	1,330
Maintenance & Subcontracting	1,252	1,454
Geology and drilling	31	143
Utilities	420	349
Depreciation and amortization	283	217
Other	95	213
Uatnan mining project	309
Grants	(37)	(36)
Tax credits	(638)	(1,443)
Exploration and evaluation expenses	7,427	8,362
Wages and subsidies net of grant	$ 0	$ 473